Long-Term Debt (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Financing Costs and Original Issue Discount
Amortization of deferred financing costs reported as interest expense and other financing costs		$ 4,100,000	$ 4,200,000	$ 3,700,000
Estimated amortization of deferred financing costs
2013		2,723,000
2014		2,723,000
2015		2,723,000
2016		2,723,000
2017		2,047,000
Thereafter		4,215,000
Total		17,154,000
Capital Lease Obligations
Number of leases acquired	2
Future payments required under capital leases
Less: current portion	1,129,000	1,091,000	960,000
Long-term portion	50,884,000	51,168,000	52,259,000
Wynnewood Acquisition | Capital lease
Capital Lease Obligations
Number of leases acquired		2
Future payments required under capital leases
2013		6,269,000
2014		6,311,000
2015		6,355,000
2016		6,411,000
2017		6,444,000
2018 and thereafter		76,756,000
Total future payments		108,546,000
Less: amount representing interest		56,287,000
Present value of future minimum payments		52,259,000
Less: current portion		1,091,000
Long-term portion		$ 51,168,000
Wynnewood Acquisition | Capital Lease related to Excel Pipeline LLC
Capital Lease Obligations
Remaining term of leases	199 months	202 months
Wynnewood Acquisition | Capital Lease related to Magellan Pipeline Terminals, L.P.
Capital Lease Obligations
Remaining term of leases	198 months	201 months